EXHIBIT 99.33

EVOLVE QM ATR DATA

QM ATR Data

Run Date - 03/23/2026 3:16:29 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
xxxxxx	853581	xxxxxx	Exempt	N/A	No	xxxxxx	No	No			0.00%	Not Required		Permanent Resident Alien				No
xxxxxx	856791	xxxxxx	Non-QM	N/A	No	xxxxxx	No	No	$11,116.25	xxxxxx	0.00%	Self-Employed	Employed	Non Permanent Resident Alien	ITIN IRS Letter	Non Permanent Resident Alien	ITIN IRS Letter	Yes	$5,719.23
xxxxxx	856962	xxxxxx	Exempt	N/A	No	xxxxxx	No	No			0.00%	Self-Employed		US Citizen				No
xxxxxx	858538	xxxxxx	Exempt	N/A	No	xxxxxx	No	No			0.00%	Not Required		US Citizen				No
xxxxxx	859448	xxxxxx	Exempt	N/A	No	xxxxxx	No	No			0.00%	Not Required	Not Required	US Citizen		US Citizen		No
xxxxxx	859449	xxxxxx	Safe Harbor QM (APOR)	Not Provided	No	xxxxxx	No	No	$15,207.90	xxxxxx	0.00%	Employed		US Citizen				Yes	$10,526.29
xxxxxx	860514	xxxxxx	Exempt	N/A	No	xxxxxx	No	No			0.00%	Self-Employed		US Citizen				No